Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Items in the statements of income and comprehensive income, and statements of cash flows	$ 6.1943	$ 6.3116